Cash (Details) - Schedule of components of cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash (Details) - Schedule of components of cash [Line Items]
Bank accounts- other	$ 4,465	$ 76
Cash	853,626	585,338
NIS [Member]
Cash (Details) - Schedule of components of cash [Line Items]
Bank accounts- dominated in NIS	72,190	1,057
USD [Member]
Cash (Details) - Schedule of components of cash [Line Items]
Bank accounts- dominated in USD	753,320	584,205
GBP [Member]
Cash (Details) - Schedule of components of cash [Line Items]
Bank accounts- dominated in GBP	$ 23,651